Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE STREET VARIABLE INSURANCE SERIES FUNDS INC
Prospectus Date	rr_ProspectusDate	May 01, 2019
State Street S&P 500 Index V.I.S. Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	State Street S&P 500 Index V.I.S. Fund <br/><br/>Class 1 SSSPX
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVES
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Growth of capital and accumulation of income that corresponds to the investment return of the S&P 500® Index.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the State Street S&P 500 Index V.I.S. Fund (the “S&P 500 Index Fund” or sometimes referred to in context as the “Fund”), but does not reflect the fees or charges imposed by the separate accounts (“Accounts”) of the life insurance companies through which shares of the Fund may be purchased. If these fees and charges were included, the costs shown below would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment).
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the fees or charges imposed by the Accounts of the various life insurance companies through which shares of the Fund are offered. If these fees and charges were included, the expenses shown below would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to replicate the return of the S&P 500® Index while holding transaction costs low and minimizing portfolio turnover.

The Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund utilizes a “passive” or “indexing” investment approach, seeking to replicate the investment performance that, before expenses, corresponds generally to the total return of the S&P 500® Index. To the extent that the Fund is unable to purchase all stocks comprising the S&P 500® Index, the Fund will purchase a representative sample of the stocks listed in the S&P 500® Index in proportion to their weightings. However, in some cases, the Fund’s weightings in particular industry segments represented in the S&P 500® Index may differ from those of the S&P 500® Index. The portfolio managers may also use various types of derivative instruments (primarily futures contracts) to gain exposure to certain types of securities as an alternative to investing directly in or selling securities comprising the S&P 500® Index.

		The Fund also may invest to a lesser extent in securities that are not in the S&P 500® Index. The Fund will seek to acquire securities in order to fulfill its investment objectives. The Fund will not adopt a temporary defensive strategy in times of declining stock prices and therefore you will bear the risk of such declines.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The principal risks of investing in the Fund are:
Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity or equity-related securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Equity Securities Risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods of time. The value of stocks and other equity securities may be affected by an issuer’s financial condition and overall market, economic and political conditions.

Indexing Strategy/Index Tracking Risk is the risk of attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the S&P 500® Index or of the actual securities comprising the S&P 500® Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund’s performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the S&P 500® Index will affect the performance, volatility, and risk of the S&P 500® Index and, consequently, the performance, volatility, and risk of the Fund. While SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) seeks to track the performance of the S&P 500® Index (i.e., achieve a high degree of correlation with the S&P 500® Index), the Fund’s return may not match the return of the S&P 500® Index. The Fund incurs a number of operating expenses not applicable to the S&P 500® Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the S&P 500® Index, or in some securities not included in the S&P 500® Index, potentially increasing the risk of divergence between the Fund’s return and that of the S&P 500® Index.

Derivative Instruments Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivative instruments not traded on an exchange may be subject to counterparty risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. In addition, changes in laws or regulations may make the use of derivative instruments more costly, may limit the Fund’s ability to use derivative instruments and/or may adversely affect the value of derivative instruments and the Fund’s performance.

Large-Cap Company Risk is the risk that returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.

Unconstrained Sector Risk is the risk that the Fund may invest a substantial portion of its assets within one or more economic sectors or industries, which may change from time to time. Greater investment focus on one or more sectors or industries increases the potential for volatility and the risk that events negatively affecting such sectors or industries could reduce returns, potentially causing the value of the Fund’s shares to decrease, perhaps significantly.

Counterparty Risk is the risk that the issuer or guarantor of a debt security, or the counterparty of a derivative instrument contract or repurchase agreement or other transaction, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.
		It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The bar chart and average annual total returns table do not reflect the fees or charges imposed by the Accounts of the life insurance companies through which shares of the Fund may be purchased. If these fees and charges were included, returns would be lower than those shown. For updated performance information, please visit the Fund’s website at www.ssga.com/geam or call 1-800-242-0134.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-242-0134
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ssga.com/geam
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and average annual total returns table do not reflect the fees or charges imposed by the Accounts of the life insurance companies through which shares of the Fund may be purchased. If these fees and charges were included, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Highest 15.87% (quarter ended June 30, 2009) Lowest -14.02% (quarter ended September 30, 2011)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (%) (for the periods ended December 31, 2018)
State Street S&P 500 Index V.I.S. Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.33%
1 Year	rr_ExpenseExampleYear01	$ 34
3 Years	rr_ExpenseExampleYear03	106
5 Years	rr_ExpenseExampleYear05	185
10 Years	rr_ExpenseExampleYear10	418
1 Year	rr_ExpenseExampleNoRedemptionYear01	34
3 Years	rr_ExpenseExampleNoRedemptionYear03	106
5 Years	rr_ExpenseExampleNoRedemptionYear05	185
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 418
2009	rr_AnnualReturn2009	26.30%
2010	rr_AnnualReturn2010	14.84%
2011	rr_AnnualReturn2011	1.71%
2012	rr_AnnualReturn2012	15.70%
2013	rr_AnnualReturn2013	31.97%
2014	rr_AnnualReturn2014	13.28%
2015	rr_AnnualReturn2015	1.07%
2016	rr_AnnualReturn2016	11.61%
2017	rr_AnnualReturn2017	21.50%
2018	rr_AnnualReturn2018	(4.73%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.02%)
1 Year	rr_AverageAnnualReturnYear01	(4.73%)
5 Years	rr_AverageAnnualReturnYear05	8.15%
10 Years	rr_AverageAnnualReturnYear10	12.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 15, 1985
State Street S&P 500 Index V.I.S. Fund | S&P 500® Index (does not reflect fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.50%
10 Years	rr_AverageAnnualReturnYear10	13.12%